RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Schedule of Related Party Transactions

Related party balances

		December 31,
		2021	2022
		RMB	RMB
Amounts due from related parties
Ningxia Company	(i)	202	251
Others		637	447
Total		839	698

Notes:

(i)	The balance resulted from the franchise service income.

Related party transactions

The major related party transactions for the years ended December 31, 2020, 2021 and 2022 are summarized as follows:

		Year Ended December 31,
		2020	2021	2022
		RMB	RMB	RMB
Cash collection service expense to Chuanbang	(a)	79	39	—
Franchise income from Bolton School		518	462	453
Franchise, training and consulting service income from Ningxia Company		(11)	—	—
Training service expense to Bolton School		305	811	429
Technical consulting service expenses and labor expenses to Beijing Huimoer		148	—	—
Interest income from loan to Ms. Han Lijuan		81	—	—
Cash collection on behalf of An Yue		—	—	1,225

Notes:

(a)	Pursuant to an agreement between Chuanbang and the Company, beginning August 2013, Chuanbang provides cash collection service on the Company’s accounts receivable. The fee for the service is calculated based on 2%~20% of the amount collected.